Segmented Information (Details) - Schedule of Information About the Assets and Liabilities - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cultivation Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 18,335	$ 7,421,320
Reportable segment liabilities	607,727	5,949,793
Revenues from external customers
Other income (expense)	(1,719,375)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations	(461,405)	(3,221,494)
Reportable segment income (loss)	(683,722)	(3,223,676)
Distribution Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	1,014,239	831,714
Reportable segment liabilities	1,046,486	1,314,705
Revenues from external customers	477,006	128,741
Other income (expense)	267,684	8,974
Finance income	25	20
Finance expense	(18,829)	(8,033)
Depreciation & amortization	1,949	1,898
Discontinued operations
Reportable segment income (loss)	55,823	(337,238)
Corporate Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	8,932,887	586,959
Reportable segment liabilities	3,741,111	5,404,387
Revenues from external customers
Other income (expense)	1,664,027	51,661
Finance income
Finance expense	(62,192)	(40,809)
Depreciation & amortization	102,051	102,840
Discontinued operations
Reportable segment income (loss)	(2,054,991)	(2,316,968)
Reportable Segments [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	9,965,461	8,839,993
Reportable segment liabilities	5,395,324	12,668,885
Revenues from external customers	477,006	128,741
Other income (expense)	212,336	60,635
Finance income	25	20
Finance expense	(81,021)	(48,842)
Depreciation & amortization	104,000	104,738
Discontinued operations	(461,405)	(3,221,494)
Reportable segment income (loss)	$ (2,682,890)	$ (5,877,882)